Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Summary of weighted-average estimated value of employee stock options granted using Black-Scholes model
The weighted-average estimated value of employee stock options granted in 2014, 2013 and 2012 were estimated using the Black-Scholes model with the following weighted average assumptions:

	2014	2013	2012
Expected volatility	60.6% to 61.6%	61.4% to 62.7%	61.1% to 61.8%
Risk-free interest rate	1.8% to 2.0%	1.0% to 2.1%	0.9% to 1.1%
Expected dividends	0%	0%	0%
Expected term in years	6.0 to 6.3	6.0 to 6.3	6.0 to 6.3

Summary of changes in stock options outstanding
The changes in stock options outstanding for the Company’s plan for the year ended December 31, 2014 were as follows:

Options	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value ($000’s)	Weighted Average Remaining Contractual Life (Years)
Outstanding at December 31, 2013	1,210,209	$5.82
Granted	461,366	$8.40
Exercised	(98,523)	$3.13
Forfeited or expired	(385,222)	$6.42
Outstanding at December 31, 2014	1,187,830	$6.85	1,553	7.1
Fully vested and expected to vest at December 31, 2014	1,116,047	$6.80	1,503	7.0
Exercisable at December 31, 2014	470,004	$5.72	1,058	4.3

Summary of the status of the Company's nonvested restricted stock
A summary of the status of the Company’s nonvested restricted stock and restricted stock units for the year ended December 31, 2014, is as follows:

Restricted Stock and Restricted Stock Units	Shares / Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2013	665,075	$6.59
Granted	248,418	$10.90
Vested	(152,001)	$7.52
Forfeited	(324,021)	$6.50
Nonvested at December 31, 2014	437,471	$8.78